SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of basic and diluted loss per common share

		For the Period
		from
		April 11,
		2019
		(Inception)
	Year Ended	Through
	December 31,	December 31,
	2020	2019

Class A Common Stock Subject to Possible Redemption
Numerator: Earnings allocable to Class A common stock subject to possible redemption
Interest income	$2,428,414	$6,410,370
Unrealized gain on investments held in Trust Account	1,231	44,401
Less: Company’s portion available to be withdrawn to pay taxes	(663,124)	(1,344,722)
Less: Company’s portion available to be withdrawn for working capital purposes	(241,225)	(241,375)
Net income allocable to Class A common stock subject to possible redemption	$1,525,296	$4,868,674

Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	66,592,589	66,631,839

Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.02	$0.07

Non-Redeemable Common Stock
Numerator: Net loss minus net earnings
Net income	$1,124,364	$4,693,042
Less: Income attributable to Class A common stock subject to possible redemption	(1,525,296)	(4,868,674)
Non-redeemable net loss	$(400,932)	$(175,632)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable Common stock	19,657,411	18,180,430

Basic and diluted net loss per common share, Non-redeemable common stock	$(0.02)	$(0.01)